Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CONCORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2014
Inv Adv | Spartan Extended Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst_SupplementTextBlock	Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Investor Class and Fidelity Advantage® Class
April 29, 2014
Prospectus

The following information replaces similar information for Spartan Total Market Index Fund found in the "Fund Summary" section on page 9.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management feeA	0.035%	0.035%
Distribution and/or Service (12b-1) fees	None	None
Other expenses A	0.065%	0.035%
Total annual operating expenses	0.10%	0.07%
Fee waiver and/or expense reimbursementB		0.02%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.05%

A Adjusted to reflect current fees.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.10% and 0.05%. These arrangements will remain in effect through April 30, 2015. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

	Investor Class	Fidelity Advantage Class
1 year	$ 10	$ 5
3 years	$ 32	$ 20
5 years	$ 56	$ 37
10 years	$ 128	$ 88